Summary of Significant Accounting Policies (Details) - Schedule of Consolidated Financial Statements	12 Months Ended
	Jun. 30, 2023
Condensed Financial Statements, Captions [Line Items]
Place incorporated	United Arab Emirates
Ownership percentage	100.00%
CACM [Member]
Condensed Financial Statements, Captions [Line Items]
Place incorporated	New York, USA
Ownership percentage	100.00%
Color Sky [Member]
Condensed Financial Statements, Captions [Line Items]
Place incorporated	Hong Kong	[1]
Ownership percentage	100.00%	[1]
Modern Pleasure[Member]
Condensed Financial Statements, Captions [Line Items]
Place incorporated	Hong Kong	[2]
Ownership percentage	100.00%	[2]
Color Metaverse [Member]
Condensed Financial Statements, Captions [Line Items]
Place incorporated	Singapore
Ownership percentage	100.00%
Color Star Ohio [Member]
Condensed Financial Statements, Captions [Line Items]
Place incorporated	Ohio, USA
Ownership percentage	100.00%

[1]	Disposed on February 3, 2023
[2]	Dissolved on December 16, 2022